3. Investment in associates	12 Months Ended
Dec. 31, 2020
Investment In Associates
Investment in associates

The book value of investment in associates as of December 31, 2020 and 2019 amounts to:

	12-31-2020	12-31-2019
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	39,811	88,419
Termoeléctrica Manuel Belgrano S.A.	27,070	95,075
ECOGAS Group (Note 3.2)	4,482,447	4,383,459
Transportadora de Gas del Mercosur S.A.	114,669	130,530
Others	8	142
	4,664,005	4,697,625

The share of the profit of associates for the years ended December 31, 2020, 2019 and 2018 amounts to:

	2020	2019	2018
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	26,343	62,538	75,210
Termoeléctrica Manuel Belgrano S.A.	(719)	60,939	61,206
ECOGAS Group (Note 3.2)	98,988	1,391,323	2,117,789
Transportadora de Gas del Mercosur S.A.	(15,862)	(9,115)	(5,500)
Others	-	9,964	943
	108,750	1,515,649	2,249,648

3.1.	TSM and TMB

The Group has an interest in TSM and TMB, which are engaged in managing the purchase of equipment, and building, operating and maintaining the power plants. TSM and TMB are private, unlisted companies.

After termination of the supply agreements with TSM and TMB dated February 2, 2020 and January 7, 2020, respectively, trust agreements also terminated. As from those dates, a 90-day period commenced in which TSM and TMB and their shareholders had to perform all the company acts necessary to allow the Argentine Government to receive the corresponding shares in the capital of TSM and TMB that their contributions give them rights to.

On January 3, 2020, i.e. before the aforementioned 90-day period commenced, the Argentine Government (through the Ministry of Productive Development) served notice to the Company (together with TSM, TMB and their other shareholders and BICE, among others) stating that, according to the Final Agreement for the Re-adaptation of WEM, TSM and TMB shall perform the necessary acts to incorporate the Argentine Government as shareholder of both companies, acknowledging the same equity interest rights: 65.006% in TMB and 68.826% in TSM.

On January 9, 2020, the Company, together with the other generation shareholders of TSM and TMB, rejected such act understanding that the equity interest the Government claims does not correspond with the contributions made for the construction of power stations and that gave it right to claim such equity interest.

On March 4, 2020, the Company was notified on two notes sent by the Minister of Productive Development whereby he answered the one sent by the Company on January 9, 2020 - mentioned above -, ratifying the terms of the note notified to the Company on January 3, 2020. In March 2020, the Company raised a reconsideration motion, with higher supplementary appeal, against the Argentine Government’s order for the acts mentioned above.

On May 4 and 8, 2020, the Company attended the Special Shareholder’s Meetings of TMB and TSM, respectively, in which the admission of the Argentine Government as shareholder of TSM and TMB was allowed, in accordance with the shareholding interest claimed by the Argentine Government. This with the sole purpose of complying with the precedent condition established in the respective Trust Agreements, which stated that for the trusted equity -comprised, among others, by the power plants- to be transferred to the companies TSM and TMB in a 90-day period counted as from the end of the supply agreements, such companies and their shareholders (among which the Company is included) had to allow the entrance of the Argentine Government in TSM and TMB, receiving the same amount of shares representing the contributions made by the Argentine Government for the construction of the plants and giving it the right to claim such interest.

In both cases, when the mentioned Shareholders’ Meetings were held, through which the Argentine Government was allowed as shareholder of TMB and TSM due to its interest claim, the Company made the corresponding reservation of rights so as to continue the abovementioned claims already commenced.

On November 19, 2020, BICE (in its capacity as trustee of both trust agreements) had the condition precedent established in the Trust Agreements fulfilled since the necessary corporate acts for the Argentine Government to be allowed as shareholder of TSM and TMB were performed. On March 11, 2021, the Argentine Government has subscribed its shares and the equity of the shareholders of TSM and TMB was diluted. This way, the Group´s equity interest in TSM and TMB was changed from 30.8752% to 9.6269% and from 30.9464% to 10.8312%, respectively.

On the other hand, the Company, together with the other shareholders of TSM and TMB (as guarantor within the framework and the limits stated by the Final Agreement for the Re-adaptation of WEM, Note SE no. 1368/05 and trust agreements), BICE, TSM, TMB and SE signed: a) on January 7, 2020 an amendment addenda of the Operation and Maintenance (“OMA”) of Thermal Plant Manuel Belgrano and b) on January 9, 2020 an amendment addenda of the Operation and Maintenance Agreement (“OMA”) of Thermal Plant San Martín, to extend the operating period until the effective transference of the trust’s liquidation equity.

The values recorded in these financial statements for the investments in TMB and TSM are detailed in Note 3. During the years ended December 31, 2020, 2019 and 2018, the Company received cash dividends from TMB and TSM for 140,984, 159,594 and 114,817, respectively.

3.2.	Investments in gas distribution

The Group holds ownership interests of 42.31% in Inversora de Gas del Centro S.A. (“IGCE”, the controlling company of Distribuidora de Gas del Centro S.A. “DGCE” and Distribuidora de Gas Cuyana S.A. “DGCU”) and 17.20% in DGCE (from now on, “ECOGAS Group”). Consequently, the Group holds, both directly and indirectly, a 40.59% of the capital stock of DGCE, and, indirectly, a 21.58% interest in DGCU, both of which are engaged in the distribution of natural gas. The Company does not control such companies.

IGCE is a private, unlisted company which holds a 55.29% equity interest in DGCE, a company engaged in the distribution of natural gas in the provinces of Cordoba, La Rioja and Catamarca, Argentine, and a 51% equity interest in DGCU, a company engaged in the distribution of natural gas in the provinces of Mendoza, San Juan and San Luis.

During September 2019, the Group received dividends of 278,868 from ECOGAS Group. On October 31, 2019 the Group received dividends of 333,653 from ECOGAS Group.

3.3.	Transportadora de Gas del Mercosur S.A.

The Group has a 20% interest in Transportadora de Gas del Mercosur S.A. (“TGM”). This Company has a gas pipeline that covers the area from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). In 2009, TGM terminated its contract with YPF, which was its only client to date, on the grounds of consecutive non-compliances. On December 22, 2017, YPF agreed to pay TGM USD 114,000,000 as full and final settlement to cover all the complaints TGM claims against YPF. TGM is a private unlisted company.